UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  MARCH 31, 2008



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING MARCH 31, 2008

[LOGO OF USAA]
    USAA(R)

                          USAA TAX EXEMPT
                                 INTERMEDIATE-TERM Fund

                             [GRAPHIC OF USAA TAX EXEMPT INTERMEDIATE-TERM FUND]

                       A n n u a l  R e p o r t

--------------------------------------------------------------------------------
   MARCH 31, 2008

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGERS' COMMENTARY                                                         4

FUND RECOGNITION                                                             7

INVESTMENT OVERVIEW                                                          8

FINANCIAL INFORMATION

  Distributions to Shareholders                                             16

  Report of Independent Registered
    Public Accounting Firm                                                  17

  Portfolio of Investments                                                  18

  Notes to Portfolio of Investments                                         39

  Financial Statements                                                      40

  Notes to Financial Statements                                             43

EXPENSE EXAMPLE                                                             55

TRUSTEES' AND OFFICERS' INFORMATION                                         57

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                          IN THE CHAOS OF THIS MARKET SELL-OFF,
[PHOTO OF CHRISTOPHER W. CLAUS]         OPPORTUNITIES HAVE PRESENTED THEMSELVES.

                                                          "

                                                                      April 2008
--------------------------------------------------------------------------------

Does every dark cloud have a silver lining? Investors would be forgiven for wondering about the truth of this aphorism, because it has certainly been put to the test over the last 12 months. Problems in the mortgage sector spilled into most areas of the stock and bond markets, creating a volatile market. But one outcome of the turmoil - a global credit crunch and the unwinding of leveraged investment strategies - has led to an attractive buying opportunity - in fact, among the most attractive many of us at USAA have ever seen - for quality municipal securities.

Municipal bonds always have been favored for their tax-exempt status. The income they generate usually is free from income taxes at the federal and, in some cases, state level. However, as I write to you in mid-April, high-quality municipal securities are trading at unprecedented levels, offering higher yields than Treasuries - a very unusual situation. For instance, on March 31, 2008, the 30-day SEC yield* on the USAA Tax Exempt Long-Term Fund was 4.46%. (To match that, a fully taxable investment for those in the 35% tax bracket must pay 6.86%.)** At the end of the day, it is my opinion that tax-exempt investing doesn't get much better than this.

We are seeing the results of "irrational despondency," in my opinion. As the credit crunch unfolded, many financial institutions had to raise money to fund minimum capital requirements, or in the case of hedge funds, to meet margin calls. Unable to liquidate their lowest-quality holdings, these large investors were forced to sell what they would prefer to keep: their quality municipal bonds. As the selling accelerated and the market was flooded with supply, investors appeared to adopt a negative outlook on the asset class, which I believe pushed the prices of municipal bonds below their intrinsic value.

In the chaos of this market sell-off, opportunities have presented themselves - especially to investors who can look through the headlines and discern where value lies. At the time of this writing, we believe that there are compelling buying opportunities in the municipal bond market. Furthermore, as the forced selling subsides and liquidity improves, municipal bond prices are likely to increase, which could add value to tax-exempt holdings beyond the attractive after-tax yields investors already may have received.

Tax-exempt securities could become even more appealing in the months ahead. In my opinion, the federal government - no matter which party wins the November

 . . . C O N T I N U E D
========================--------------------------------------------------------

election - will consider raising income taxes to fund the war, Social Security, and Medicare, among other things. Even if there isn't a tax increase, I think there may be fewer deductions available to taxpayers. If so, more people will want to shelter their income, and tax-exempt investing is one way to do it.

At USAA Investment Management Company, we continue to be pleased with the performance of your tax-exempt funds. We also remain committed to providing our members and shareholders with tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers. All in all, I believe we offer superior value.

From all of us here, thank you for your business. We appreciate the opportunity to help you with your investment needs.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

*CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

**As of 3/31/08, the USAA Tax Exempt Long-Term Fund had average annual returns of 1-year -1.98%, 5-year 3.60%, 10-year 4.45%, with dividend returns of 4.51%, 4.56%, and 5.05%, respectively; to match those dividend returns for the same time period, a fully taxable investment for the 35% tax bracket must pay 1-year 6.94%, 5-year 7.02%, 10-year 7.77%. The tax-equivalent figures are calculated for illustrative purposes only. They are not an indication of performance for any of the USAA family of funds. Taxable-equivalent returns or yields will vary depending on applicable tax rates. The Fund's expense ratio is 0.55%.

THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED AUGUST 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-USAA FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF CLIFFORD A. GLADSON]              [PHOTO OF REGINA G. SHAFER]
  CLIFFORD A. GLADSON, CFA                    REGINA G. SHAFER, CFA
  USAA Investment Management Company          USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2007, TO MARCH 31, 2008?

         Your USAA Tax Exempt Intermediate-Term Fund provided a total return of 0.44% versus an average return of 2.61% for the 158 funds in the Lipper Intermediate Municipal Debt Funds Average for the one-year period ended March 31, 2008. This compares to returns of 2.52% for the Lipper
         Intermediate Municipal Debt Funds Index and 1.90% for the Lehman Brothers Municipal Bond Index. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.45%, above the Lipper category average of 3.49%.

WHAT WERE THE MARKET CONDITIONS?

         Beginning in September 2007 when the federal funds rate stood at 5.25%, the Federal Reserve Board (the Fed) began aggressively cutting short-term interest rates. It seemed to be acknowledging that it had underestimated the impact of the housing downturn on the U.S. economy and its effect on the financial industry, including banks, brokerage firms, and insurance companies. The federal funds rate as of March 31, 2008, was 2.25%.

         Although the Fed sets short-term rates, the credit market determines longer-term rates based primarily on market demand and inflation expectations. While the yield on three-year AAA general obligation
         (G.O.) bonds dropped 1.1% during the period, yields on comparable 25-year bonds climbed 0.77%, and 10-year bonds ended the period virtually unchanged.

         REFER TO PAGES 12 AND 13 FOR BENCHMARK DEFINITIONS.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         An imbalance in supply and demand for municipal bonds trumped inflation expectations, bringing greater-than-average volatility to the market. Uncertainty about the value of subprime mortgage securities drove many investors to seek the safety of U.S. Treasury securities. As a result, both the before- and after-tax yields of municipal bonds became a bargain relative to Treasuries. During summer 2007, large leveraged investors raised cash by selling their municipal holdings (one of the few fixed-income classes to remain liquid), setting off a wave of selling that depressed prices and boosted yields.

WHAT STRATEGIES DID YOU EMPLOY?

         The imbalance in supply and demand affected all segments of the municipal market, regardless of credit strength. Even though the Fund experienced no credit problems and had no exposure to the subprime market, its share price also was affected. However, the overabundance of supply offered us an opportunity to enhance the Fund's dividend distribution yield by purchasing at very attractive yields a number of investment-grade municipal bonds rated A and BBB.

         We do not rely solely on credit agencies or bond insurers. Our research team carefully analyzes and continually monitors every bond in your Fund, selectively choosing issues with coupons and structures that potentially may contribute to the Fund's dividend yield through an entire interest-rate cycle. Your portfolio includes more than 325 issuers and is well-diversified geographically and by economic sector.

         To make the Fund as tax efficient as possible, we continue to avoid issues subject to the alternative minimum tax (AMT) for individuals.

WHAT IS YOUR OUTLOOK?

         The U.S. economy has slowed substantially, and we do not expect renewed growth until the housing market stabilizes,

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         which is unlikely before early 2009. Nonetheless, the majority of municipalities remain on solid ground, having used the last five years of economic growth to build up their financial reserves. Their taxing powers help them manage their income, and they have some flexibility to reduce expenses.

         The supply-and-demand imbalance in the municipal market may persist into the summer as large investors continue to unwind their positions. This means that municipals could continue to remain attractive relative to both Treasuries and taxable issues, providing us with additional opportunities to improve the Fund's dividend yield. As this yield advantage moves back toward the historical average, we expect a rebound in bond prices and significantly less day-to-day share-price volatility.

         In the months ahead, we will continue working hard to seek to increase the tax-exempt income of your Fund. Thank you for your trust.

 F   U   N   D
==============------------------------------------------------------------------
               RECOGNITION

USAA TAX EXEMPT INTERMEDIATE-TERM FUND

--------------------------------------------------------------------------------

                          OVERALL MORNINGSTAR RATING(TM)
           out of 241 municipal national intermediate-term bond funds for the period ended March 31, 2008:

                                 OVERALL RATING
                                     * * * *

       3-YEAR                        5-YEAR                        10-YEAR
       * * *                         * * * *                       * * * *
  out of 241 funds               out of 217 funds              out of 130 funds

  The Overall  Morningstar  Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year
             (if applicable) Morningstar Rating metrics. Ratings are
                         based on risk-adjusted returns.

--------------------------------------------------------------------------------

                               PEERLESS PERFORMER

The American Association of Individual Investors included the USAA Tax Exempt Intermediate-Term Fund among its "Peerless Performers: The Top Funds Over 5 Years." The Fund was among seven USAA funds recognized in the AAII Journal April issue for beating their peer groups based on five-year annualized total returns over a five-year period ended December 31, 2007.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

THE AMERICAN ASSOCIATION OF INDIVIDUAL INVESTORS (AAII) IS AN INDEPENDENT NONPROFIT ASSOCIATION WHOSE PURPOSE IS TO HELP ITS MEMBERS BECOME EFFECTIVE MANAGERS OF THEIR OWN ASSETS THROUGH PROGRAMS OF EDUCATION, INFORMATION, AND RESEARCH. IN ITS 27TH EDITION, 2008, OF THE INDIVIDUAL INVESTOR'S GUIDE TO THE TOP MUTUAL FUNDS, AAII RANKED MUTUAL FUNDS DURING THE PERIOD 2003-2007. TO BE RATED A TOP FUND, NO-LOAD AND LOW-LOAD MUTUAL FUNDS OPEN TO NEW INVESTORS MUST HAVE BEATEN THEIR PEER GROUP BENCHMARKS ON A FIVE-YEAR ANNUALIZED TOTAL RETURN BASIS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. GO TO WWW.AAII.COM FOR MORE INFORMATION.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
                (Ticker Symbol: USATX)

OBJECTIVE
--------------------------------------------------------------------------------

Interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

Invests primarily in investment-grade tax-exempt securities. The dollar-weighted average portfolio maturity for the Fund is between three and 10 years.

--------------------------------------------------------------------------------------
                                                       3/31/08            3/31/07
--------------------------------------------------------------------------------------
Net Assets                                         $2,677.9 Million   $2,830.2 Million
Net Asset Value Per Share                               $12.64             $13.17
Tax-Exempt Dividends Per Share Last 12 Months           $0.563             $0.551
Capital Gain Distributions Per Share Last 12 Months     $0.024             $0.004

--------------------------------------------------------------------------------------
                                                       3/31/08            3/31/07
--------------------------------------------------------------------------------------
Dollar-Weighted Average Portfolio Maturity            9.4 Years          9.6 Years

DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

-------------------------------------------------------         ----------------
            30-DAY SEC YIELD* AS OF 3/31/08                     EXPENSE RATIO(+)
-------------------------------------------------------         ----------------
30-DAY SEC YIELD                          4.38%                      0.56%

* CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

(+) THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED AUGUST 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NO  ADJUSTMENT  HAS  BEEN  MADE  FOR  TAXES  PAYABLE  BY  SHAREHOLDERS  ON THEIR
REINVESTED  NET   INVESTMENT   INCOME   DIVIDENDS  AND  REALIZED   CAPITAL  GAIN
DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDED MARCH 31, 2008

--------------------------------------------------------------------------------
              TOTAL RETURN      =      DIVIDEND RETURN      +      PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS         4.32%          =          4.83%            +         (0.51)%
5 YEARS          3.40%          =          4.36%            +         (0.96)%
1 YEAR           0.44%          =          4.28%            +         (3.84)%

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
FOR THE 10-YEAR PERIOD ENDED MARCH 31, 2008

          [CHART OF TOTAL RETURN DIVIDEND RETURN CHANGE IN SHARE PRICE]

-------------------------------------------------------------------------------
               TOTAL RETURN        DIVIDEND RETURN       CHANGE IN SHARE PRICE
-------------------------------------------------------------------------------
3/31/1999          5.42%                5.35%                    0.07%
3/31/2000         -0.84%                5.21%                   -6.05%
3/31/2001          9.81%                5.76%                    4.05%
3/31/2002          3.90%                5.12%                   -1.22%
3/31/2003          8.29%                5.12%                    3.17%
3/31/2004          5.32%                4.72%                    0.60%
3/31/2005          2.51%                4.29%                   -1.78%
3/31/2006          3.69%                4.21%                   -0.52%
3/31/2007          5.10%                4.30%                    0.80%
3/31/2008          0.44%                4.28%                   -3.84%

                                   [END CHART]

         TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT ILLUSTRATION
--------------------------------------------------------------------------------

To match the Fund's Dividend Return for the periods ended March 31, 2008,
and assuming marginal federal tax rates of:    25.00%   28.00%   33.00%   35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

                      DIVIDEND
 PERIOD                RETURN
--------              --------
10 Years                4.83%                   6.44%    6.71%    7.21%    7.43%
5 Years                 4.36%                   5.81%    6.06%    6.51%    6.71%
1 Year                  4.28%                   5.71%    5.94%    6.39%    6.58%

To match the Fund's closing 30-day SEC Yield of 4.38% on March 31, 2008,
A FULLY TAXABLE INVESTMENT MUST PAY:            5.84%    6.08%    6.54%    6.74%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX. BASED ON 2007 TAX RATES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                              CUMULATIVE PERFORMANCE COMPARISON

                         [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 LEHMAN BROTHERS         USAA TAX EXEMPT        LIPPER INTERMEDIATE MUNICIPAL
              MUNICIPAL BOND INDEX    INTERMEDIATE-TERM FUND          DEBT FUNDS INDEX
              --------------------    ----------------------    -----------------------------
03/31/98           $10,000.00               $10,000.00                   $10,000.00
04/30/98             9,954.88                 9,954.60                     9,953.74
05/31/98            10,112.36                10,093.80                    10,087.26
06/30/98            10,152.27                10,141.17                    10,121.69
07/31/98            10,177.65                10,163.22                    10,144.95
08/31/98            10,334.91                10,307.02                    10,291.18
09/30/98            10,463.75                10,427.95                    10,402.63
10/31/98            10,463.54                10,417.50                    10,406.03
11/30/98            10,500.20                10,448.12                    10,428.48
12/31/98            10,526.66                10,492.94                    10,461.68
01/31/99            10,651.82                10,581.78                    10,578.92
02/28/99            10,605.40                10,540.27                    10,522.59
03/31/99            10,619.93                10,541.76                    10,520.05
04/30/99            10,646.39                10,579.23                    10,549.05
05/31/99            10,584.79                10,517.77                    10,486.62
06/30/99            10,432.52                10,385.37                    10,343.90
07/31/99            10,470.48                10,421.69                    10,392.04
08/31/99            10,386.53                10,316.67                    10,343.92
09/30/99            10,390.87                10,298.28                    10,350.21
10/31/99            10,278.29                10,188.26                    10,277.66
11/30/99            10,387.62                10,286.68                    10,364.82
12/31/99            10,310.18                10,219.45                    10,317.95
01/31/00            10,265.28                10,152.36                    10,272.54
02/29/00            10,384.58                10,273.67                    10,351.63
03/31/00            10,611.47                10,453.44                    10,499.88
04/30/00            10,548.78                10,406.71                    10,455.51
05/31/00            10,493.91                10,366.52                    10,412.13
06/30/00            10,771.98                10,599.20                    10,626.95
07/31/00            10,921.87                10,723.59                    10,747.61
08/31/00            11,090.19                10,857.08                    10,881.14
09/30/00            11,032.49                10,827.84                    10,849.04
10/31/00            11,152.88                10,921.43                    10,939.45
11/30/00            11,237.26                10,988.09                    10,991.48
12/31/00            11,514.90                11,224.20                    11,212.84
01/31/01            11,629.00                11,329.20                    11,342.20
02/28/01            11,665.87                11,387.21                    11,378.99
03/31/01            11,770.42                11,479.05                    11,466.09
04/30/01            11,642.88                11,364.31                    11,362.93
05/31/01            11,768.25                11,484.95                    11,479.59
06/30/01            11,846.99                11,568.97                    11,550.96
07/31/01            12,022.47                11,727.39                    11,690.15
08/31/01            12,220.51                11,883.38                    11,866.79
09/30/01            12,179.51                11,875.40                    11,850.70
10/31/01            12,324.63                11,981.90                    11,964.26
11/30/01            12,220.73                11,907.80                    11,839.81
12/31/01            12,105.11                11,847.11                    11,750.81
01/31/02            12,315.08                11,995.64                    11,921.39
02/28/02            12,463.45                12,118.15                    12,055.09
03/31/02            12,219.21                11,928.46                    11,835.83
04/30/02            12,458.03                12,125.62                    12,066.17
05/31/02            12,533.73                12,188.42                    12,131.27
06/30/02            12,666.26                12,282.16                    12,254.80
07/31/02            12,829.16                12,417.00                    12,396.78
08/31/02            12,983.38                12,517.56                    12,510.78
09/30/02            13,267.75                12,725.37                    12,728.78
10/31/02            13,047.81                12,559.28                    12,535.89
11/30/02            12,993.58                12,535.76                    12,484.84
12/31/02            13,267.75                12,757.99                    12,731.89
01/31/03            13,234.13                12,733.62                    12,685.64
02/28/03            13,419.16                12,908.78                    12,861.27
03/31/03            13,427.18                12,917.70                    12,857.73
04/30/03            13,515.90                13,006.98                    12,939.72
05/31/03            13,832.37                13,253.80                    13,202.84
06/30/03            13,773.59                13,175.81                    13,140.95
07/31/03            13,291.61                12,814.91                    12,744.03
08/31/03            13,390.74                12,919.59                    12,838.91
09/30/03            13,784.43                13,224.97                    13,167.77
10/31/03            13,715.02                13,179.75                    13,104.54
11/30/03            13,857.97                13,306.15                    13,209.25
12/31/03            13,972.71                13,418.26                    13,287.19
01/31/04            14,052.75                13,468.64                    13,337.18
02/29/04            14,264.24                13,677.35                    13,524.56
03/31/04            14,214.57                13,604.44                    13,441.19
04/30/04            13,877.92                13,353.39                    13,160.63
05/31/04            13,827.60                13,328.01                    13,143.82
06/30/04            13,877.92                13,397.34                    13,176.34
07/31/04            14,060.56                13,539.58                    13,308.23
08/31/04            14,342.33                13,781.87                    13,527.75
09/30/04            14,418.46                13,851.16                    13,570.03
10/31/04            14,542.54                13,951.76                    13,643.31
11/30/04            14,422.58                13,823.86                    13,533.52
12/31/04            14,598.71                13,991.39                    13,665.87
01/31/05            14,735.15                14,110.89                    13,725.08
02/28/05            14,686.13                14,065.90                    13,666.31
03/31/05            14,593.51                13,945.89                    13,565.31
04/30/05            14,823.65                14,166.10                    13,743.43
05/31/05            14,928.42                14,266.76                    13,821.74
06/30/05            15,021.04                14,337.43                    13,889.93
07/31/05            14,953.15                14,257.87                    13,815.88
08/31/05            15,104.12                14,403.43                    13,934.24
09/30/05            15,002.39                14,315.69                    13,862.71
10/31/05            14,911.28                14,231.98                    13,790.45
11/30/05            14,982.86                14,303.14                    13,845.69
12/31/05            15,111.71                14,423.86                    13,940.91
01/31/06            15,152.49                14,459.42                    13,976.84
02/28/06            15,254.22                14,564.95                    14,037.32
03/31/06            15,149.02                14,464.44                    13,954.72
04/30/06            15,143.81                14,434.50                    13,950.11
05/31/06            15,211.27                14,507.63                    14,015.73
06/30/06            15,154.00                14,450.69                    13,960.78
07/31/06            15,334.26                14,621.65                    14,106.10
08/31/06            15,561.80                14,830.28                    14,289.55
09/30/06            15,670.04                14,940.09                    14,374.03
10/31/06            15,768.30                15,012.97                    14,441.24
11/30/06            15,899.74                15,133.26                    14,530.43
12/31/06            15,843.56                15,079.81                    14,480.10
01/31/07            15,803.00                15,060.07                    14,449.34
02/28/07            16,011.24                15,250.23                    14,603.46
03/31/07            15,971.76                15,200.91                    14,589.10
04/30/07            16,019.04                15,252.03                    14,626.38
05/31/07            15,948.11                15,177.57                    14,569.53
06/30/07            15,865.47                15,093.14                    14,514.56
07/31/07            15,988.46                15,179.89                    14,607.57
08/31/07            15,919.48                15,064.01                    14,597.30
09/30/07            16,155.05                15,301.51                    14,773.78
10/31/07            16,227.06                15,356.51                    14,815.58
11/30/07            16,330.53                15,403.65                    14,916.03
12/31/07            16,375.86                15,368.06                    14,944.31
01/31/08            16,582.36                15,578.75                    15,188.23
02/29/08            15,823.17                14,837.65                    14,644.18
03/31/08            16,275.43                15,266.73                    14,957.44

                                   [END CHART]

         DATA FROM 3/31/98 THROUGH 3/31/08.

         REFER TO NEXT PAGE FOR BENCHMARK DEFINITIONS.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

The graph on page 11 illustrates the comparison of a $10,000 investment in the USAA Tax Exempt Intermediate-Term Fund to the following benchmarks:

         o The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the long-term, investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because the index does not reflect any deduction for fees, expenses, or taxes.

         o The unmanaged Lipper Intermediate Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within the Lipper Intermediate Municipal Debt Funds category.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                       12-MONTH DIVIDEND YIELD COMPARISON

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                   USAA TAX EXEMPT                  LIPPER INTERMEDIATE
                INTERMEDIATE-TERM FUND         MUNICIPAL DEBT FUNDS AVERAGE
                ----------------------         ----------------------------
3/31/1999               5.24%                              4.23%
3/31/2000               5.49                               4.42
3/31/2001               5.27                               4.26
3/31/2002               5.13                               4.03
3/31/2003               4.82                               3.58
3/31/2004               4.56                               3.35
3/31/2005               4.31                               3.38
3/31/2006                4.2                               3.41
3/31/2007               4.18                               3.45
3/31/2008               4.45                               3.49

                                   [END CHART]

         THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST ADJUSTED MONTH-END NET ASSET VALUE. THE NET ASSET VALUE IS ADJUSTED FOR A PORTION OF THE CAPITAL GAINS DISTRIBUTED DURING THE PREVIOUS NINE MONTHS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 3/31/99 TO 3/31/08.

         THE LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE IS AN AVERAGE PERFORMANCE LEVEL OF ALL INTERMEDIATE-TERM MUNICIPAL DEBT FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

-----------------------------------------------------------
                     TOP 10 INDUSTRIES
                      AS OF 3/31/2008
                     (% of Net Assets)
-----------------------------------------------------------

Hospital                                            16.3%

General Obligation                                  13.3%

Escrowed Bonds                                      11.2%

Special Assessment/Tax/Fee                           8.3%

Electric Utilities                                   5.8%

Appropriated Debt                                    5.2%

Education                                            4.9%

Nursing/CCRC                                         4.5%

Electric/Gas Utilities                               4.1%

Real Estate Tax/Fee                                  3.2%
-----------------------------------------------------------

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 18-38.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                   PORTFOLIO RATINGS MIX
                          3/31/08

            [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                     37%
AA                                                      18%
A                                                       13%
BBB                                                     26%
Securities with Short-Term Investment-Grade Ratings      3%
Below Investment-Grade                                   3%

                        [END CHART]

         The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc., and includes any related credit enhancements. If any of the Fund's securities are unrated by these agencies, USAA Investment Management Company must determine the equivalent rating.

         PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

16

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA TAX EXEMPT INTERMEDIATE-TERM FUND

         The following federal tax information related to the Fund's fiscal year ended March 31, 2008, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2009.

         The net investment income earned and distributed by the Fund during the fiscal year ended March 31, 2008, was 100% tax-exempt for federal income tax purposes.

         Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $5,099,000 as long-term capital gains for the fiscal year ended March 31, 2008.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA TAX EXEMPT INTERMEDIATE-TERM
FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Tax Exempt Intermediate-Term Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of March 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Tax Exempt Intermediate- Term Fund at March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
May 15, 2008

18

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==================--------------------------------------------------------------
                   of INVESTMENTS

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2008

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

            (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., CIFG Assurance, N.A., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2008

            (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Dexia Credit Local, HSH Nordbank A.G., or La Salle Bank, N.A.
            (LOC)     Principal and interest  payments are  guaranteed by a bank letter of credit or other bank credit agreement.
            (NBGA)    Principal  and  interest  payments  are  guaranteed  by  a nonbank  guarantee  agreement  from one of the  following:
                      Fannie Mae, Federal Housing Association Insured Mortgage Nursing Home, Government National Mortgage Association, Municipal Securities Purchase, Inc., or Texas Permanent School Fund.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

            EDA       Economic Development Authority
            EDC       Economic Development Corp.
            ETM       Escrowed to final maturity
            IDA       Industrial Development Authority/Agency
            IDB       Industrial Development Board
            IDC       Industrial Development Corp.
            ISD       Independent School District
            MFH       Multifamily Housing
            PRE       Prerefunded to a date prior to maturity
            USD       Unified School District

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2008

PRINCIPAL                                                                      COUPON             FINAL         MARKET
   AMOUNT    SECURITY                                                            RATE          MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (90.1%)

             ALABAMA (1.7%)
  $ 2,155    Montgomery BMC Special Care Facilities
                Financing Auth. (INS)(ETM)                                       4.88%       11/15/2018     $    2,190
      345    Montgomery BMC Special Care Facilities
                Financing Auth. (INS)                                            4.88        11/15/2018            350
   14,745    Montgomery BMC Special Care Facilities
                Financing Auth. (INS)(PRE)                                       5.00        11/15/2021         16,168
   16,340    Montgomery Medical Clinic Board                                     4.75         3/01/2026         14,393
    5,000    Prattville IDB                                                      5.15         9/01/2013          5,066
    5,000    Private Colleges and Universities
                Facilities Auth. (INS)                                           4.75         9/01/2026          4,915
    2,000    Univ. of Alabama at Birmingham (INS)(PRE)                           5.75         9/01/2020          2,177
                                                                                                            ----------
                                                                                                                45,259
                                                                                                            ----------
             ALASKA (0.9%)
    7,650    Four Dam Pool Power Agency
                (LOC - Dexia Credit Local)                                       5.00         7/01/2021          7,781
    1,325    Housing Finance Corp.                                               5.50        12/01/2017          1,347
    3,750    North Slope Borough (INS)                                           4.36(a)      6/30/2011          3,372
    2,000    State (INS)                                                         4.75         4/01/2021          2,006
    2,520    State (INS)                                                         4.75         4/01/2022          2,523
    2,000    State (INS)                                                         4.75         4/01/2023          1,987
    4,110    State (INS)                                                         4.75         4/01/2024          4,042
                                                                                                            ----------
                                                                                                                23,058
                                                                                                            ----------
             ARIZONA (0.8%)
    1,170    Health Facilities Auth.                                             4.50         4/01/2016          1,172
      425    Health Facilities Auth.                                             5.00         4/01/2017            435
    1,150    Health Facilities Auth.                                             4.75         4/01/2025          1,075
    2,500    Maricopa County Phoenix Union High School
                District No. 210 (INS)                                           4.50         7/01/2024          2,471
    3,270    Phoenix Civic Improvement Corp.,
                5.50%, 7/01/2013 (INS)                                           4.50(b)      7/01/2024          2,597
    2,115    Phoenix Civic Improvement Corp.,
                5.50%, 7/01/2013 (INS)                                           4.54(b)      7/01/2025          1,665
    2,000    Pinal County IDA (INS)                                              5.25        10/01/2020          1,935
    1,250    Pinal County IDA (INS)                                              5.25        10/01/2022          1,186
    2,000    Pinal County IDA (INS)                                              4.50        10/01/2025          1,658
    1,535    State Univ. (INS)                                                   5.00         9/01/2024          1,556
    7,180    University Medical Center Corp.                                     5.00         7/01/2022          6,862
                                                                                                            ----------
                                                                                                                22,612
                                                                                                            ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2008

PRINCIPAL                                                                      COUPON             FINAL         MARKET
   AMOUNT    SECURITY                                                            RATE          MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------------
             ARKANSAS (0.6%)
  $ 3,125    Baxter County                                                       5.00%        9/01/2026     $    2,877
    6,230    Independence County                                                 5.00         1/01/2021          6,016
    4,905    Jefferson County                                                    4.60        10/01/2017          4,809
    2,115    Little Rock                                                         5.70         1/01/2018          2,133
                                                                                                            ----------
                                                                                                                15,835
                                                                                                            ----------
             CALIFORNIA (8.1%)
   10,000    Chabot-Las Positas Community College
                District (INS)                                                   4.85(a)      8/01/2022          4,697
    5,000    Chabot-Las Positas Community College
                District (INS)                                                   4.88(a)      8/01/2023          2,167
    2,000    Coronado Community Dev. Agency (INS)                                5.00         9/01/2024          2,026
   10,000    Foothill/Eastern Transportation Corridor
                Agency (ETM)                                                     7.05         1/01/2010         10,819
   15,000    Foothill/Eastern Transportation Corridor
                Agency (PRE)                                                     7.10         1/01/2011         16,468
    9,085    Foothill/Eastern Transportation Corridor
                Agency (PRE)                                                     7.15         1/01/2013          9,981
    6,745    Kern County Board of Education (INS)                                5.00         6/01/2026          6,785
    5,000    Long Beach Bond Finance Auth.                                       5.25        11/15/2023          4,681
   20,000    Los Angeles Department of Water
                and Power (INS)(c)                                               4.75         7/01/2025         20,096
    3,320    Modesto Irrigation District (INS)                                   5.64(a)      7/01/2017          2,091
    3,325    Modesto Irrigation District (INS)                                   5.69(a)      7/01/2018          1,973
    5,000    Public Works Board                                                  5.50         6/01/2019          5,346
    1,430    Sacramento City Financing Auth. (INS)                               5.00        12/01/2024          1,405
   15,265    Sacramento Municipal Utility District
                Financing Auth. (INS)                                            4.75         7/01/2024         14,549
    4,720    Salinas Union High School District (INS)                            4.37(a)      6/01/2016          3,278
    2,000    Salinas Union High School District (INS)                            4.37(a)     10/01/2016          1,368
    3,525    San Bernardino County Redevelopment
                Agency (INS)                                                     5.00         9/01/2025          3,464
    2,395    San Diego USD                                                       4.50         7/01/2025          2,347
    4,365    San Jose                                                            4.95         4/01/2012          4,455
    3,000    San Jose USD (INS)                                                  4.50         6/01/2024          2,832
    7,065    Santa Clara County Financing Auth. (INS)                            4.75         5/15/2023          7,155
    7,400    Santa Clara County Financing Auth. (INS)                            4.75         5/15/2024          7,449
    7,750    Santa Clara County Financing Auth. (INS)                            4.75         5/15/2025          7,755
    3,500    Santa Rosa Rancheria Tachi Yokut Tribe(d)                           5.00         3/01/2020          3,353
    2,175    Semitropic Improvement District (INS)                               5.25        12/01/2018          2,288
    2,500    Solano Community College District (INS)                             4.85(a)      8/01/2023          1,070

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2008

PRINCIPAL                                                                      COUPON             FINAL         MARKET
   AMOUNT    SECURITY                                                            RATE          MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------------
  $ 4,735    Solano Community College District (INS)                             4.88%(a)     8/01/2024     $    1,885
    4,035    South Orange County Public Financing
                Auth. (INS)                                                      5.00         8/15/2022          4,094
    4,920    South Orange County Public Financing
                Auth. (INS)                                                      5.00         8/15/2025          4,914
   11,720    State (INS)                                                         5.00         6/01/2024         11,926
   10,000    State                                                               5.00        12/01/2024         10,106
    1,245    State Systemwide Univ. (INS)                                        5.50        11/01/2015          1,355
    3,120    Statewide Communities Dev. Auth.                                    5.00         5/15/2021          3,048
    3,275    Statewide Communities Dev. Auth.                                    5.00         5/15/2022          3,173
    3,440    Statewide Communities Dev. Auth.                                    5.00         5/15/2023          3,297
    3,610    Statewide Communities Dev. Auth.                                    5.00         5/15/2024          3,435
    3,795    Statewide Communities Dev. Auth.                                    5.00         5/15/2025          3,588
   18,960    Tobacco Securitization Auth.                                        4.75         6/01/2025         17,551
                                                                                                            ----------
                                                                                                               218,270
                                                                                                            ----------
             COLORADO (2.4%)
    4,500    Adams County (INS)                                                  4.38         9/01/2017          4,572
    5,000    Adams County (INS)                                                  5.10         1/01/2019          5,122
    2,000    Arapahoe County School District No. 6 (INS)                         5.25        12/01/2018          2,113
    2,585    Arapahoe County School District No. 6 (INS)                         5.25        12/01/2019          2,713
    2,000    Arapahoe County School District No. 6 (INS)                         5.25        12/01/2020          2,096
    2,000    Arapahoe County School District No. 6 (INS)                         5.25        12/01/2021          2,096
    1,000    Denver Health and Hospital Auth. (PRE)                              5.20        12/01/2012          1,032
      635    Denver Health and Hospital Auth. (PRE)                              5.25        12/01/2013            656
    2,400    Denver Health and Hospital Auth. (PRE)                              6.25        12/01/2016          2,688
    2,200    Denver Health and Hospital Auth. (PRE)                              5.38        12/01/2018          2,273
   30,955    Denver Health and Hospital Auth.                                    4.75        12/01/2027         26,972
    1,000    Health Facilities Auth.                                             5.25         6/01/2023          1,000
    2,140    Pueblo School District No. 60 (INS)                                 5.25        12/15/2020          2,244
    9,045    State (INS)                                                         5.00        11/01/2023          9,292
                                                                                                            ----------
                                                                                                                64,869
                                                                                                            ----------
             CONNECTICUT (1.0%)
    1,000    Mashantucket (Western) Pequot Tribe(d)                              5.60         9/01/2009          1,021
    4,400    Mashantucket (Western) Pequot Tribe(d)                              5.70         9/01/2012          4,464
   16,500    Mashantucket (Western) Pequot Tribe(d)                              5.75         9/01/2018         16,525
    4,000    State Health and Educational Facilities Auth. (INS)                 5.00         7/01/2025          3,950
                                                                                                            ----------
                                                                                                                25,960
                                                                                                            ----------
             DELAWARE (0.4%)
    1,495    Health Facilities Auth. (INS)                                       4.80         5/01/2017          1,501
    1,830    Health Facilities Auth. (INS)                                       4.90         5/01/2018          1,834

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2008

PRINCIPAL                                                                      COUPON             FINAL         MARKET
   AMOUNT    SECURITY                                                            RATE          MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------------
  $ 1,000    Health Facilities Auth. (INS)                                       5.00%        5/01/2019     $    1,003
    1,515    Health Facilities Auth. (INS)                                       5.05         5/01/2020          1,517
    1,010    Municipal Electric Corp. (INS)                                      5.25         7/01/2013          1,070
    1,460    Municipal Electric Corp. (INS)                                      5.25         7/01/2017          1,545
    1,580    Municipal Electric Corp. (INS)                                      5.25         7/01/2018          1,633
                                                                                                            ----------
                                                                                                                10,103
                                                                                                            ----------
             DISTRICT OF COLUMBIA (2.0%)
   30,000    Convention Center Auth. (INS)(PRE)(c)                               5.00        10/01/2018         30,730
    6,000    District of Columbia (INS)                                          5.00         1/01/2019          6,128
    4,560    District of Columbia (INS)(PRE)                                     6.20         7/01/2019          4,897
    7,000    District of Columbia (INS)                                          5.00         1/01/2025          6,960
    7,930    District of Columbia (INS)                                          4.75         5/01/2027          6,210
                                                                                                            ----------
                                                                                                                54,925
                                                                                                            ----------
             FLORIDA (4.6%)
    5,165    Brevard County (INS)                                                5.00         7/01/2025          5,141
    6,500    Broward County (INS)                                                5.00         7/01/2023          6,685
    4,000    Broward County (INS)                                                5.00         7/01/2024          4,081
    3,710    Broward County (INS)                                                5.00         7/01/2025          3,757
    7,905    Dade County (INS)                                                   6.00(a)     10/01/2011          6,785
    8,610    Dade County (INS)                                                   6.10(a)     10/01/2012          6,939
    8,760    Dade County (INS)(PRE)                                              6.20(a)     10/01/2013          6,646
    3,270    Flagler County School Board (INS)                                   5.00         8/01/2025          3,298
    8,000    Hillsborough County IDA                                             5.65         5/15/2018          8,016
    4,250    Indian River County School Board (INS)                              5.00         7/01/2024          4,304
    5,000    JEA St. Johns River Power Park (INS)                                5.00        10/01/2020          5,244
    2,055    Miami Beach Health Facilities Auth.                                 6.13        11/15/2011          2,109
    1,670    Miami Dade County (INS)                                             5.00         4/01/2022          1,708
    2,805    Miami Dade County (INS)                                             5.00         4/01/2023          2,843
    8,375    Miami Dade County (INS)                                             4.75        11/01/2023          8,311
    2,345    Miami Dade County, 5.00%, 10/01/2013 (INS)                          4.54(b)     10/01/2024          1,765
    9,830    Miami Dade County (INS)                                             4.75        11/01/2024          9,663
    3,670    Miami Dade County, 5.00%, 10/01/2013 (INS)                          4.57(b)     10/01/2025          2,730
    2,500    Miami Dade County (INS)                                             5.00        10/01/2026          2,502
    7,450    Palm Beach County Health Facilities Auth. (INS)                     5.00        12/01/2021          7,384
    1,500    Palm Beach County School Board (INS)                                5.25         8/01/2018          1,605
    1,000    Palm Beach County School Board (INS)                                5.00         8/01/2022          1,033
    6,000    Seminole Tribe(d)                                                   5.75        10/01/2022          5,882
   14,815    Seminole Tribe(d)                                                   5.50        10/01/2024         14,080
                                                                                                            ----------
                                                                                                               122,511
                                                                                                            ----------

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2008

PRINCIPAL                                                                      COUPON             FINAL         MARKET
   AMOUNT    SECURITY                                                            RATE          MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------------
             GEORGIA (0.4%)
  $ 5,000    Coweta County Dev. Auth. (INS)                                      4.35%        9/01/2018     $    5,001
    5,000    Savannah Hospital Auth. (INS)                                       5.00         7/01/2018          5,090
                                                                                                            ----------
                                                                                                                10,091
                                                                                                            ----------
             GUAM (0.2%)
    6,000    Education Financing Foundation (INS)                                4.50        10/01/2026          4,706
                                                                                                            ----------
             HAWAII (0.2%)
    5,000    Housing Finance and Dev. Corp.                                      5.45         7/01/2017          5,111
                                                                                                            ----------
             IDAHO (0.1%)
    1,000    Health Facilities Auth. (PRE)                                       5.25         5/01/2014          1,003
    1,000    Univ. of Idaho (INS)                                                4.75         4/01/2022          1,017
                                                                                                            ----------
                                                                                                                 2,020
                                                                                                            ----------
             ILLINOIS (6.5%)
    2,475    Annawan Village                                                     5.63         1/01/2018          2,280
    1,000    Bedford Park Village                                                4.60        12/01/2017            971
    3,240    Bedford Park Village                                                4.80        12/01/2020          3,082
    3,085    Bedford Park Village                                                4.90        12/01/2023          2,870
      790    Channahon                                                           6.25         1/01/2010            821
    6,040    Channahon                                                           6.88         1/01/2020          6,278
    2,000    Chicago (PRE)                                                       5.00        11/01/2019          2,161
    5,000    Chicago                                                             6.63        12/01/2022          5,056
   29,925    Chicago School Board (INS)                                          4.82(a)     12/01/2013         24,006
    2,170    Chicago-O'Hare International Airport (INS)                          5.50         1/01/2014          2,290
    7,000    Chicago-O'Hare International Airport (INS)                          5.00         1/01/2021          7,125
   10,000    Chicago-O'Hare International Airport (INS)                          5.00         1/01/2022         10,127
    2,000    Finance Auth.                                                       5.00         8/15/2017          1,820
      750    Finance Auth.                                                       5.25         4/01/2022            732
    2,000    Finance Auth.                                                       5.00         4/01/2023          1,959
   10,500    Finance Auth. (INS)                                                 5.00        11/15/2023         10,623
    4,165    Finance Auth.                                                       5.00         4/01/2025          4,022
    8,000    Finance Auth.                                                       4.50        11/15/2026          7,122
    1,750    Finance Auth.                                                       5.40         4/01/2027          1,661
    1,000    Health Facilities Auth.                                             5.25         9/01/2013          1,015
    2,000    Health Facilities Auth.                                             5.25         9/01/2014          2,028
   10,000    Health Facilities Auth. (INS)                                       5.00         6/01/2018         10,116
    2,500    Health Facilities Auth.                                             5.25         9/01/2018          2,525
    3,000    Health Facilities Auth. (INS)                                       5.00         2/15/2020          3,057
    4,250    Health Facilities Auth. (PRE)                                       6.80        11/15/2020          4,740

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2008

PRINCIPAL                                                                      COUPON             FINAL         MARKET
   AMOUNT    SECURITY                                                            RATE          MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------------
  $   825    Housing Dev. Auth.                                                  4.55%        7/01/2021     $      801
    2,110    Housing Dev. Auth.                                                  4.60         7/01/2023          2,027
    8,050    Lake County Community Unit School
                District (INS)                                                   5.13(a)     12/01/2016          5,568
    2,500    Metropolitan Pier and Exposition Auth.,
                5.20%, 6/15/2012 (INS)                                           5.20(b)      6/15/2017          2,198
    2,500    Metropolitan Pier and Exposition Auth.,
                5.30%, 6/15/2012 (INS)                                           5.30(b)      6/15/2018          2,192
    4,000    Metropolitan Pier and Exposition Auth.,
                5.40%, 6/15/2012 (INS)                                           5.40(b)      6/15/2019          3,485
    2,000    Northeastern Illinois Univ.                                         4.75        10/01/2025          1,897
    4,735    Northern Illinois Univ. (INS)                                       4.88         4/01/2018          4,805
    5,820    Univ. of Illinois (INS)(PRE)                                        5.25         8/15/2015          6,138
    4,000    Univ. of Illinois (INS)(PRE)                                        5.25         8/15/2016          4,219
    7,815    Univ. of Illinois (INS)(PRE)                                        5.00         8/15/2020          8,389
    4,000    Volo Village, Lake County                                           5.00         3/01/2016          3,788
   14,070    Will County Forest Preserve District (INS)                          5.40(a)     12/01/2017          8,972
                                                                                                            ----------
                                                                                                               172,966
                                                                                                            ----------
             INDIANA (3.1%)
    7,465    Bond Bank (PRE)                                                     5.50         8/01/2016          8,066
    1,900    Finance Auth.                                                       5.00        10/01/2027          1,879
    6,725    Health and Educational Facilities Financing Auth.                   5.00         2/15/2022          6,619
    1,400    Health Facility Financing Auth.                                     5.25         2/15/2018          1,412
    5,000    Health Facility Financing Auth. (INS)(PRE)                          5.15        11/01/2019          5,231
    6,000    Indianapolis                                                        6.05         1/15/2010          6,066
    4,950    Municipal Power Agency (INS)                                        5.25         1/01/2017          5,306
    2,100    Municipal Power Agency (INS)                                        5.25         1/01/2018          2,200
    6,000    Rockport (INS)                                                      4.63         6/01/2025          5,592
    1,060    St. Joseph County                                                   5.45         2/15/2017          1,061
    7,260    St. Joseph County                                                   5.75         2/15/2019          7,298
   20,000    State Finance Auth. (INS)(c)                                        4.55        12/01/2024         19,274
   11,000    Univ. of Southern Indiana (INS)(c)                                  5.00        10/01/2018         11,343
    1,500    Vanderburgh County Redevelopment District                           5.00         2/01/2026          1,364
                                                                                                            ----------
                                                                                                                82,711
                                                                                                            ----------
             IOWA (0.9%)
    9,190    Finance Auth. (INS)                                                 5.00         7/01/2014          9,258
    5,500    Finance Auth. (INS)(PRE)                                            5.25         7/01/2015          5,657
    1,325    Finance Auth. (INS)                                                 5.00        12/01/2021          1,312
    1,390    Finance Auth. (INS)                                                 5.00        12/01/2022          1,370
    1,460    Finance Auth. (INS)                                                 5.00        12/01/2023          1,427
    1,535    Finance Auth. (INS)                                                 5.00        12/01/2024          1,493

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2008

PRINCIPAL                                                                      COUPON             FINAL         MARKET
   AMOUNT    SECURITY                                                            RATE          MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------------
  $ 1,610    Finance Auth. (INS)                                                 5.00%       12/01/2025     $    1,557
    1,690    Finance Auth. (INS)                                                 5.00        12/01/2026          1,621
                                                                                                            ----------
                                                                                                                23,695
                                                                                                            ----------
             KANSAS (0.8%)
    2,000    Wyandotte County                                                    4.75        12/01/2016          1,989
   19,000    Wyandotte County                                                    5.00        12/01/2020         18,401
                                                                                                            ----------
                                                                                                                20,390
                                                                                                            ----------
             LOUISIANA (2.7%)
    2,150    Local Government Environmental Facilities and
                Community Dev. Auth. (INS)                                       5.25        12/01/2015          2,288
    2,260    Local Government Environmental Facilities and
                Community Dev. Auth. (INS)                                       5.25        12/01/2016          2,391
    2,355    Local Government Environmental Facilities and
                Community Dev. Auth. (INS)                                       5.25        12/01/2017          2,475
    7,000    New Orleans (INS)                                                   5.13         9/01/2021          7,013
    6,825    Office Facilities Corp. (INS)                                       5.38         5/01/2018          7,148
    2,000    Office Facilities Corp. (INS)                                       5.25        11/01/2018          2,107
    5,175    Offshore Terminal Auth.                                             5.20        10/01/2018          5,202
    7,015    Orleans Levee District (INS)                                        5.95        11/01/2010          7,104
    4,275    Orleans Levee District (INS)                                        5.95        11/01/2014          4,326
    4,540    Orleans Levee District (INS)                                        5.95        11/01/2015          4,608
    2,000    Public Facilities Auth.                                             5.00         7/01/2021          2,006
    4,450    St. Martin Parish                                                   4.35        10/01/2012          4,528
    3,955    St. Tammany Parish Hospital Service
                District No. 1 (INS)                                             5.00         7/01/2018          3,840
    9,000    Transportation Auth. (INS)                                          4.38        12/01/2023          8,697
    9,000    Transportation Auth. (INS)                                          4.38        12/01/2024          8,579
                                                                                                            ----------
                                                                                                                72,312
                                                                                                            ----------
             MAINE (0.1%)
    1,715    Housing Auth.                                                       5.35        11/15/2021          1,741
    1,500    Jay                                                                 4.85         5/01/2019          1,396
                                                                                                            ----------
                                                                                                                 3,137
                                                                                                            ----------
             MARYLAND (0.3%)
    3,465    Community Dev. Administration                                       5.88         7/01/2016          3,498
    5,000    Health and Higher Educational Facilities Auth.                      6.00         1/01/2028          5,062
                                                                                                            ----------
                                                                                                                 8,560
                                                                                                            ----------
             MASSACHUSETTS (1.6%)
    5,105    Commonwealth                                                        5.75         6/15/2015          5,503
    4,500    Commonwealth (INS)(PRE)                                             5.50         3/01/2018          4,891

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2008

PRINCIPAL                                                                      COUPON             FINAL         MARKET
   AMOUNT    SECURITY                                                            RATE          MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------------
  $ 7,775    Commonwealth (INS)(PRE)                                             5.38%        8/01/2021     $    8,475
    4,000    Health and Educational Facilities Auth.                             5.00         7/15/2027          3,542
    5,545    Massachusetts Bay Transportation Auth.                              4.60(a)      7/01/2022          2,644
    7,790    Massachusetts Bay Transportation Auth.                              4.65(a)      7/01/2023          3,479
    5,000    Massachusetts Bay Transportation Auth.                              4.70(a)      7/01/2024          2,076
    1,600    Massachusetts Bay Transportation Auth.                              4.73(a)      7/01/2025            621
      250    Water Pollution Abatement Trust                                     4.75         8/01/2023            254
      105    Water Pollution Abatement Trust                                     4.75         8/01/2024            106
   13,000    Water Pollution Abatement Trust                                     4.35         8/01/2025         12,449
      110    Water Pollution Abatement Trust                                     4.75         8/01/2025            111
                                                                                                            ----------
                                                                                                                44,151
                                                                                                            ----------
             MICHIGAN (1.9%)
    3,720    Detroit Building Auth. (LOC - Comerica Bank, N.A.)                  6.15         2/01/2011          3,733
    4,000    Detroit Downtown Dev. Auth. (INS)                                   5.00         7/01/2018          4,007
   25,000    Dickinson County EDC                                                4.80        11/01/2018         23,250
    2,390    Higher Education Facilities Auth. (PRE)                             5.35         6/01/2013          2,427
    2,250    Hospital Finance Auth.                                              6.25        10/01/2016          2,263
    2,000    Kent Hospital Finance Auth.                                         5.50         7/01/2020          1,996
   18,000    State Building Auth. (INS)                                          4.81(a)     10/15/2022          8,219
    2,675    State Hospital Finance Auth.                                        5.00        11/15/2019          2,717
    3,400    State Hospital Finance Auth.                                        5.00        11/15/2022          3,377
                                                                                                            ----------
                                                                                                                51,989
                                                                                                            ----------
             MINNESOTA (2.0%)
    1,080    Chippewa County                                                     5.38         3/01/2022          1,001
    5,120    Chippewa County                                                     5.50         3/01/2027          4,637
   18,015    Cohasset(c)                                                         4.95         7/01/2022         17,728
    1,000    Higher Education Facilities Auth.                                   5.00         4/01/2023            994
    2,500    Higher Education Facilities Auth.                                   4.50        10/01/2027          2,269
       20    Housing Finance Agency                                              6.00         1/01/2018             20
    3,000    Municipal Power Agency                                              4.38        10/01/2025          2,780
    6,000    St. Paul Housing and Redevelopment Auth.                            5.70        11/01/2015          6,064
    1,500    St. Paul Housing and Redevelopment Auth.                            5.85        11/01/2017          1,513
    7,680    St. Paul Housing and Redevelopment Auth.                            5.15        11/15/2020          7,240
    3,500    St. Paul Housing and Redevelopment Auth.                            5.25         5/15/2026          3,282
    5,260    Washington County Hospital and
                Redevelopment Auth.                                              5.38        11/15/2018          5,216
                                                                                                            ----------
                                                                                                                52,744
                                                                                                            ----------
             MISSISSIPPI (0.8%)
   15,595    Hospital Equipment and Facilities Auth. (PRE)                       6.35        12/01/2015         16,188
    1,650    Hospital Equipment and Facilities Auth.                             5.00        12/01/2016          1,615

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2008

PRINCIPAL                                                                      COUPON             FINAL         MARKET
   AMOUNT    SECURITY                                                            RATE          MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------------
  $ 1,000    Hospital Equipment and Facilities Auth.                             5.25%       12/01/2021     $      946
    1,500    Lincoln County (INS)                                                5.50         4/01/2018          1,519
    1,865    Union County (ETM)                                                  5.50         3/01/2009          1,929
                                                                                                            ----------
                                                                                                                22,197
                                                                                                            ----------
             MISSOURI (1.1%)
   17,545    Cape Girardeau County Health Care Facilities IDA                    5.00         6/01/2027         15,561
    1,000    Cass County                                                         5.00         5/01/2022            930
    3,315    Cass County                                                         5.38         5/01/2022          3,205
    2,000    Cass County                                                         5.50         5/01/2027          1,891
    2,000    Dev. Finance Board                                                  4.75         6/01/2025          1,763
    3,000    Fenton City                                                         4.50         4/01/2021          2,998
    1,760    Riverside IDA (INS)                                                 5.00         5/01/2020          1,729
    1,330    St. Joseph IDA                                                      5.00         4/01/2027          1,316
                                                                                                            ----------
                                                                                                                29,393
                                                                                                            ----------
             MONTANA (0.3%)
    6,500    Forsyth (INS)                                                       4.65         8/01/2023          6,051
    2,450    Health Facilities Auth.                                             6.38         6/01/2018          2,452
                                                                                                            ----------
                                                                                                                 8,503
                                                                                                            ----------
             NEBRASKA (0.5%)
      620    Investment Finance Auth. (INS)                                      5.30        11/15/2012            627
    2,000    Investment Finance Auth. (INS)                                      5.45        11/15/2017          2,017
      500    Platte County Hospital Auth. No. 1 (INS)                            5.50         5/01/2010            519
      500    Platte County Hospital Auth. No. 1 (INS)                            5.55         5/01/2011            522
      500    Platte County Hospital Auth. No. 1 (INS)                            5.65         5/01/2012            521
      500    Platte County Hospital Auth. No. 1 (INS)                            5.75         5/01/2013            521
      500    Platte County Hospital Auth. No. 1 (INS)                            5.90         5/01/2015            519
    3,500    Platte County Hospital Auth. No. 1 (INS)                            6.05         5/01/2020          3,636
    2,940    Scotts Bluff County Hospital Auth. (PRE)                            5.13        11/15/2019          3,059
      560    Scotts Bluff County Hospital Auth.                                  5.13        11/15/2019            564
                                                                                                            ----------
                                                                                                                12,505
                                                                                                            ----------
             NEVADA (0.5%)
    1,000    Clark County (INS)                                                  4.50        11/01/2016          1,011
    5,000    Clark County (INS)(PRE)                                             5.25         7/01/2019          5,409
    2,865    Clark County                                                        5.00         5/15/2020          2,895
    6,040    Department of Business and Industry (INS)                           5.76(a)      1/01/2017          3,395
    2,000    Reno (INS)(PRE)                                                     5.00         5/15/2018          2,110
                                                                                                            ----------
                                                                                                                14,820
                                                                                                            ----------
             NEW HAMPSHIRE (0.2%)
    5,000    Business Finance Auth.                                              5.85        12/01/2022          5,049
                                                                                                            ----------

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2008

PRINCIPAL                                                                      COUPON             FINAL         MARKET
   AMOUNT    SECURITY                                                            RATE          MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------------
             NEW JERSEY (1.3%)
  $ 2,000    EDA                                                                 5.75%       12/01/2016     $    1,950
    5,000    EDA (INS)                                                           5.00         7/01/2022          5,135
    8,830    EDA                                                                 5.25         9/01/2023          9,215
   13,500    EDA                                                                 5.50         6/15/2024         13,008
    5,000    Tobacco Settlement Financing Corp.                                  5.00         6/01/2017          4,981
                                                                                                            ----------
                                                                                                                34,289
                                                                                                            ----------
             NEW MEXICO (0.5%)
    4,890    Jicarilla Apache Nation(d)                                          5.00         9/01/2018          5,044
    3,250    Jicarilla Apache Nation(d)                                          5.50         9/01/2023          3,334
    4,000    Sandoval County                                                     4.38         6/01/2020          3,941
                                                                                                            ----------
                                                                                                                12,319
                                                                                                            ----------
             NEW YORK (10.5%)
    2,500    Albany IDA                                                          5.75        11/15/2022          2,580
    5,500    Dormitory Auth.                                                     5.75         7/01/2013          5,992
    5,000    Dormitory Auth.                                                     5.20         2/15/2015          5,082
    1,500    Dormitory Auth.                                                     5.25         7/01/2015          1,643
    4,000    Dormitory Auth.                                                     5.20         2/15/2016          4,065
    5,420    Dormitory Auth. (LOC - Allied Irish Banks plc)                      4.40         7/01/2016          5,612
    2,005    Dormitory Auth.                                                     5.25         7/01/2016          2,178
    4,760    Dormitory Auth.                                                     5.30         2/15/2017          4,837
    2,000    Dormitory Auth.                                                     5.25         7/01/2017          2,157
   12,560    Dormitory Auth. (ETM)                                               5.30         2/15/2019         13,796
    1,085    Dormitory Auth. (PRE)                                               5.00         7/01/2019          1,139
    1,915    Dormitory Auth.                                                     5.00         7/01/2019          1,953
    5,000    Dormitory Auth.                                                     5.00         7/01/2020          4,794
    3,975    Dormitory Auth. (PRE)                                               5.05         2/01/2022          4,237
   24,935    Dormitory Auth.                                                     5.00         7/01/2022         23,536
    2,500    Dutchess County IDA                                                 4.50         8/01/2026          2,368
    3,570    East Rochester Housing Auth. (NBGA)                                 4.05         2/15/2012          3,674
    2,000    East Rochester Housing Auth. (NBGA)                                 4.63         2/15/2017          2,086
      215    Housing Finance Agency                                              6.25         9/15/2010            216
      885    Housing Finance Agency (PRE)                                        6.00         9/15/2016            901
       20    Housing Finance Agency (PRE)                                        6.00         9/15/2016             20
    3,000    Long Island Power Auth.                                             5.25         6/01/2014          3,265
    6,970    Metropolitan Transportation Auth.                                   5.00        11/15/2023          7,103
   16,565    Metropolitan Transportation Auth.                                   5.00        11/15/2024         16,761
    2,500    Metropolitan Transportation Auth. (INS)                             5.00        11/15/2024          2,595
    6,800    Metropolitan Transportation Auth.                                   5.00        11/15/2024          6,888
   26,625    New York City                                                       5.50         8/01/2015         29,043
      545    New York City (PRE)                                                 5.63         8/01/2015            606

30

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2008

PRINCIPAL                                                                      COUPON             FINAL         MARKET
   AMOUNT    SECURITY                                                            RATE          MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------------
  $ 4,455    New York City                                                       5.63%        8/01/2015     $    4,866
    3,135    New York City (PRE)                                                 5.75         8/01/2016          3,505
    6,865    New York City                                                       5.75         8/01/2016          7,545
    5,000    New York City                                                       5.25        10/15/2019          5,230
    4,330    New York City                                                       5.13        12/01/2022          4,492
    3,500    New York City                                                       5.00         4/01/2023          3,565
   10,000    New York City                                                       5.00         6/01/2023         10,187
    6,000    New York City                                                       5.13        12/01/2023          6,186
   10,000    New York City                                                       5.00         4/01/2024         10,145
    5,240    New York City                                                       5.00         8/01/2024          5,326
   20,000    New York City                                                       5.00         2/01/2025         20,247
    2,175    New York City IDA (INS)                                             4.15         7/01/2014          1,999
    1,050    New York City IDA (INS)                                             4.75         7/01/2019            934
   10,000    New York City Municipal Water Finance Auth.                         5.38         6/15/2017         10,823
      205    New York City Transitional Finance
                Auth. (INS)(PRE)                                                 5.25         8/01/2019            225
    4,795    New York City Transitional Finance Auth. (INS)                      5.25         8/01/2019          5,003
    6,000    Seneca Nation Indians Capital Improvements Auth.(d)                 5.00        12/01/2023          5,293
      775    Suffolk County IDA                                                  5.00        11/01/2013            794
    1,880    Suffolk County IDA                                                  5.00        11/01/2014          1,910
    1,000    Suffolk County IDA                                                  5.00        11/01/2015          1,008
    3,180    Suffolk County IDA (INS)                                            4.75         6/01/2026          2,564
   11,000    Tobacco Settlement Financing Corp.                                  5.50         6/01/2018         11,468
                                                                                                            ----------
                                                                                                               282,442
                                                                                                            ----------
             NORTH CAROLINA (1.1%)
    6,000    Eastern Municipal Power Agency                                      5.50         1/01/2012          6,269
    4,885    Eastern Municipal Power Agency                                      5.50         1/01/2015          5,057
    1,830    Eastern Municipal Power Agency                                      5.50         1/01/2016          1,886
    1,000    Eastern Municipal Power Agency                                      5.50         1/01/2017          1,027
    5,500    Medical Care Commission                                             5.00         7/01/2027          5,005
    5,000    Municipal Power Agency No. 1                                        5.50         1/01/2013          5,326
    4,000    Wake County Industrial Facilities and Pollution
                Control Financing Auth.                                          5.38         2/01/2017          4,158
                                                                                                            ----------
                                                                                                                28,728
                                                                                                            ----------
             NORTH DAKOTA (0.1%)
    1,000    Grand Forks (INS)                                                   5.00        12/15/2022          1,028
    2,055    Williams County                                                     5.00        11/01/2021          1,993
                                                                                                            ----------
                                                                                                                 3,021
                                                                                                            ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2008

PRINCIPAL                                                                      COUPON             FINAL         MARKET
   AMOUNT    SECURITY                                                            RATE          MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------------
             OHIO (1.8%)
  $25,000    Buckeye Tobacco Settlement Financing Auth.                          5.13%        6/01/2024     $   23,392
    2,400    Fairview Park (INS)                                                 4.13        12/01/2020          2,380
    4,000    Franklin County                                                     5.80        10/01/2014          4,137
    2,650    Franklin County                                                     5.50         7/01/2017          2,615
   10,000    Hamilton (INS)                                                      4.65        10/15/2022         10,126
    1,015    Housing Finance Agency (NBGA)                                       5.10         9/01/2017          1,053
    1,750    Miami County                                                        5.25         5/15/2021          1,747
    2,000    Miami County                                                        5.25         5/15/2026          1,923
                                                                                                            ----------
                                                                                                                47,373
                                                                                                            ----------
             OKLAHOMA (1.6%)
    5,360    Cherokee Nation (INS)(d)                                            4.60        12/01/2021          4,669
   12,330    Chickasaw Nation(d)                                                 5.38        12/01/2017         12,185
    5,000    Chickasaw Nation(d)                                                 6.00        12/01/2025          4,938
    3,895    Comanche County Hospital Auth. (INS)                                5.25         7/01/2022          3,916
    3,000    Comanche County Hospital Auth. (INS)                                5.25         7/01/2023          3,003
    1,400    Norman Regional Hospital Auth.                                      5.50         9/01/2024          1,353
   13,100    Norman Regional Hospital Auth.                                      5.00         9/01/2027         11,609
    2,425    Valley View Hospital Auth.                                          6.00         8/15/2014          2,553
                                                                                                            ----------
                                                                                                                44,226
                                                                                                            ----------
             OREGON (0.1%)
    1,000    Washington, Yamhill and Multnomah Counties
                Hillsboro School District No. 1J (INS)                           4.58(a)      6/15/2025            375
    5,900    Washington, Yamhill and Multnomah Counties
                Hillsboro School District No. 1J (INS)                           4.59(a)      6/15/2026          2,070
                                                                                                            ----------
                                                                                                                 2,445
                                                                                                            ----------
             PENNSYLVANIA (1.0%)
    1,000    Allegheny County IDA                                                5.00         9/01/2021            963
    1,250    Allegheny County IDA                                                5.10         9/01/2026          1,164
   16,300    Allegheny County IDA                                                4.75        12/01/2032         16,557
    5,500    Higher Educational Facility Auth. (INS)                             5.25         8/01/2014          5,700
    1,615    Lancaster County Hospital Auth.                                     5.00        11/01/2026          1,565
                                                                                                            ----------
                                                                                                                25,949
                                                                                                            ----------
             RHODE ISLAND (0.8%)
      340    Health and Educational Building Corp. (INS)                         5.50         5/15/2012            347
    4,345    Health and Educational Building Corp.
                (LOC - Allied Irish Banks plc)                                   5.88        11/15/2014          4,509
      765    Health and Educational Building Corp. (INS)                         5.50         5/15/2016            782
    7,850    Health and Educational Building Corp. (INS)                         5.00         5/15/2026          7,855

32

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2008

PRINCIPAL                                                                      COUPON             FINAL         MARKET
   AMOUNT    SECURITY                                                            RATE          MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------------
  $ 1,650    Housing and Mortgage Finance Corp.                                  5.13%        4/01/2017     $    1,650
    5,915    Housing and Mortgage Finance Corp.                                  4.65        10/01/2026          5,603
                                                                                                            ----------
                                                                                                                20,746
                                                                                                            ----------
             SOUTH CAROLINA (1.6%)
   11,000    Berkeley County                                                     4.88        10/01/2014         11,406
    4,250    Georgetown County                                                   5.95         3/15/2014          4,454
    5,000    Georgetown County                                                   5.70         4/01/2014          5,180
    5,000    Lexington County Health Services District, Inc.                     5.00        11/01/2024          4,909
    7,335    Lexington County Health Services District, Inc.                     5.00        11/01/2026          7,106
    5,870    SCAGO Educational Facilities Corp. (INS)                            4.75        12/01/2026          5,431
    6,325    SCAGO Educational Facilities Corp. (INS)                            4.75        12/01/2026          5,894
                                                                                                            ----------
                                                                                                                44,380
                                                                                                            ----------
             SOUTH DAKOTA (0.2%)
    6,305    Housing Dev. Auth. (INS)                                            5.15        11/01/2020          6,451
                                                                                                            ----------
             TENNESSEE (0.9%)
    2,125    Johnson City Health and Educational
                Facilities Board                                                 5.25         7/01/2026          2,010
    1,000    Nashville and Davidson County Health and
                Educational Facilities Board (INS)                               5.10         8/01/2019          1,000
      745    Shelby County Health, Educational and
                Housing Facility Board (PRE)                                     6.00         9/01/2016           841
    1,255    Shelby County Health, Educational and
                Housing Facility Board (PRE)                                     6.00         9/01/2016          1,417
      935    Shelby County Health, Educational and
                Housing Facility Board (PRE)                                     6.25         9/01/2018          1,065
    1,565    Shelby County Health, Educational and
                Housing Facility Board (PRE)                                     6.25         9/01/2018          1,783
    3,500    Springfield Health and Educational
                Facilities Board                                                 5.25         8/01/2018          3,470
   14,750    Sullivan County Health, Educational and
                Housing Facilities Board                                         5.25         9/01/2026         13,713
                                                                                                            ----------
                                                                                                                25,299
                                                                                                            ----------
             TEXAS (17.1%)
      910    Alamo Community College District (INS)(PRE)                         5.00        11/01/2020            983
    1,050    Alamo Community College District (INS)                              5.00        11/01/2020          1,086
    2,300    Austin (INS)                                                        5.00        11/15/2024          2,314
    5,410    Austin Higher Education Auth. (PRE)                                 5.13         8/01/2016          5,469
    5,610    Austin Utility Systems (INS)                                        5.15(a)      5/15/2017          3,737
    1,855    Bastrop ISD (NBGA)                                                  5.55(a)      2/15/2014          1,472

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2008

PRINCIPAL                                                                      COUPON             FINAL         MARKET
   AMOUNT    SECURITY                                                            RATE          MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------------
  $ 3,030    Bastrop ISD (NBGA)                                                  5.55%(a)     2/15/2015     $    2,283
    3,055    Bastrop ISD (NBGA)                                                  5.60(a)      2/15/2016          2,180
    3,155    Bastrop ISD (NBGA)                                                  5.60(a)      2/15/2017          2,129
    4,540    Bexar County Health Facilities Dev. Corp.                           5.00         7/01/2027          4,146
   32,925    Brazos River Auth.                                                  5.38         4/01/2019         30,785
    5,365    Cass County IDC                                                     5.35         4/01/2012          5,490
    2,680    Central Regional Mobility Auth.,
                4.55%, 1/01/2014 (INS)                                           4.55(b)      1/01/2020          1,979
    3,445    Central Regional Mobility Auth.,
                4.60%, 1/01/2014 (INS)                                           4.60(b)      1/01/2021          2,509
    8,235    Clint ISD Public Facility Corp. (PRE)                               7.00         5/01/2019          8,841
    2,600    Conroe ISD (NBGA)                                                   5.00         2/15/2023          2,673
    3,100    Conroe ISD (NBGA)                                                   5.00         2/15/2024          3,170
   10,410    Dallas Area Rapid Transit (INS)(PRE)(c)                             5.00        12/01/2018         11,261
    8,370    Dallas ISD (NBGA)                                                   4.75         8/15/2025          8,416
   13,745    Denton ISD (NBGA)                                                   5.03(a)      8/15/2023          6,032
   16,500    Denton ISD (NBGA)                                                   5.06(a)      8/15/2024          6,755
    2,905    Eagle Mountain-Saginaw ISD (NBGA)                                   4.38         8/15/2026          2,719
    1,450    Edgewood ISD (NBGA)                                                 4.90         8/15/2018          1,493
    1,520    Edgewood ISD (NBGA)                                                 4.88         8/15/2019          1,560
    1,595    Edgewood ISD (NBGA)                                                 5.00         8/15/2020          1,644
    1,675    Edgewood ISD (NBGA)                                                 5.00         8/15/2021          1,726
    2,245    Ennis ISD (NBGA)                                                    4.56(a)      8/15/2024            907
    3,715    Ennis ISD (NBGA)                                                    4.58(a)      8/15/2025          1,400
    3,720    Ennis ISD (NBGA)                                                    4.60(a)      8/15/2026          1,315
      575    Fort Worth Higher Education Finance Corp.                           5.63        10/01/2008            576
    6,580    Fort Worth ISD (NBGA)(PRE)                                          5.00         2/15/2018          7,024
    1,895    Hidalgo County Health Services Corp.                                4.75         8/15/2017          1,808
      350    Hidalgo County Health Services Corp.                                5.00         8/15/2019            332
    3,805    Hidalgo County Health Services Corp.                                5.00         8/15/2022          3,469
    1,785    Hidalgo County Health Services Corp.                                5.00         8/15/2026          1,595
    3,000    Houston (INS)                                                       5.00         3/01/2019          3,106
    3,635    Houston ISD Public Facility Corp. (INS)                             5.35(a)      9/15/2015          2,653
    4,955    Houston ISD Public Facility Corp. (INS)                             5.35(a)      9/15/2015          3,617
    6,955    Houston ISD Public Facility Corp. (INS)                             5.38(a)      9/15/2016          4,799
    2,635    Houston ISD Public Facility Corp. (INS)                             5.38(a)      9/15/2016          1,818
    3,885    Houston ISD Public Facility Corp. (INS)                             5.40(a)      9/15/2017          2,528
    5,000    Irving ISD (NBGA)                                                   5.31(a)      2/15/2025          1,963
    4,345    Jefferson County Health Facilities Dev. Corp. (INS)                 5.20         8/15/2021          4,474
    2,200    Judson ISD (INS)                                                    5.00         2/01/2023          2,255
    1,500    Judson ISD (INS)                                                    5.00         2/01/2024          1,530
    1,595    La Porte ISD (INS)                                                  5.00         2/15/2022          1,648

34

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2008

PRINCIPAL                                                                      COUPON             FINAL         MARKET
   AMOUNT    SECURITY                                                            RATE          MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------------
  $ 3,535    La Porte ISD (INS)                                                  5.00%        2/15/2024     $    3,615
    3,830    Lewisville (INS)                                                    5.38         9/01/2015          3,853
    4,555    Lower Colorado River Auth. (INS)                                    4.38         5/15/2025          4,287
    4,555    Lower Colorado River Auth. (INS)                                    4.38         5/15/2026          4,237
    2,895    Marlin ISD Public Facility Corp., acquired
                7/22/1998; cost $2,942(e)                                        5.85         2/15/2018          2,963
    3,425    Mesquite Health Facilities Dev. Corp.                               5.50         2/15/2025          3,217
    2,040    Midlothian Dev. Auth. (INS)                                         5.00        11/15/2018          2,056
    2,235    Midlothian Dev. Auth. (INS)                                         5.00        11/15/2021          2,196
   10,000    Midlothian Dev. Auth.                                               6.00        11/15/2024          9,727
    1,695    Midlothian Dev. Auth. (INS)                                         5.00        11/15/2026          1,614
    2,950    Midlothian Dev. Auth.                                               5.13        11/15/2026          2,513
    2,500    North State Tollway Auth.(f)                                        6.00         1/01/2023          2,647
    2,800    Northside ISD (NBGA)(PRE)                                           5.00         2/15/2017          2,989
    2,500    Northside ISD (NBGA)                                                5.00         2/15/2017          2,628
    2,865    Northside ISD (NBGA)(PRE)                                           5.00         2/15/2018          3,058
    2,555    Northside ISD (NBGA)                                                5.00         2/15/2018          2,630
    2,965    Northwest ISD (NBGA)                                                5.00         8/15/2023          3,053
    3,110    Northwest ISD (NBGA)                                                5.00         8/15/2024          3,185
    1,770    Northwest ISD (NBGA)                                                5.00         8/15/2025          1,805
    1,220    Nueces River Auth. (INS)                                            5.00         7/15/2023          1,257
    1,530    Nueces River Auth. (INS)                                            5.00         7/15/2024          1,567
   11,530    Plano ISD (NBGA)(PRE)                                               5.00         2/15/2019         12,278
    5,945    Plano ISD (NBGA)                                                    5.00         2/15/2019          6,109
    2,965    Plano ISD (NBGA)                                                    4.50         2/15/2023          2,959
   19,050    Port of Corpus Christi IDC                                          5.40         4/01/2018         18,555
    2,000    Red River Education Finance Corp.                                   4.38         3/15/2025          1,801
    5,255    Red River Education Finance Corp.                                   4.38         3/15/2026          4,671
    8,395    Rockwall ISD (NBGA)                                                 5.14(a)      2/15/2022          4,041
   10,000    San Antonio (PRE)                                                   5.38         2/01/2019         10,854
    1,965    San Leanna Education Facilities Corp.                               5.13         6/01/2023          1,917
    1,000    San Leanna Education Facilities Corp.                               5.13         6/01/2024            967
    1,545    San Leanna Education Facilities Corp.                               5.13         6/01/2025          1,484
    5,200    Schertz-Cibolo-Universal City ISD (NBGA)                            4.86(a)      2/01/2023          2,342
    3,320    State                                                               5.00         8/01/2016          3,582
    3,750    Tarrant County Cultural Education Facilities
                Finance Corp.                                                    5.25        11/15/2022          3,620
    9,410    Tarrant County Cultural Education Facilities
                Finance Corp.                                                    5.50        11/15/2022          8,444
    1,100    Tarrant County Cultural Education Facilities
                Finance Corp.                                                    6.00        11/15/2026          1,074

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2008

PRINCIPAL                                                                      COUPON             FINAL         MARKET
   AMOUNT    SECURITY                                                            RATE          MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------------
  $ 8,300    Tarrant County Cultural Education Facilities
                Finance Corp.                                                    5.13%        5/15/2027     $    7,812
    8,000    Tarrant Regional Water District (INS)                               5.25         3/01/2017          8,674
    2,000    Tarrant Regional Water District (INS)                               5.25         3/01/2019          2,111
    2,000    Tarrant Regional Water District (INS)                               5.25         3/01/2020          2,111
    5,000    Tarrant Regional Water District (INS)                               4.38         3/01/2021          4,933
    7,000    Transportation Commission                                           4.38         4/01/2025          6,720
   18,000    Transportation Commission                                           4.50         4/01/2026         17,481
    4,000    Transportation Commission                                           4.75         4/01/2027          3,990
    3,895    Tyler Health Facilities Dev. Corp.                                  5.25         7/01/2011          4,051
    2,125    Tyler Health Facilities Dev. Corp.                                  5.25         7/01/2012          2,224
    1,500    Tyler Health Facilities Dev. Corp.                                  5.25         7/01/2013          1,572
    7,170    Tyler Health Facilities Dev. Corp.                                  5.25        11/01/2019          6,940
    7,945    Tyler Health Facilities Dev. Corp.                                  5.25        11/01/2021          7,531
    3,360    Tyler Health Facilities Dev. Corp.                                  5.25        11/01/2022          3,142
    3,800    Tyler Health Facilities Dev. Corp.                                  5.25        11/01/2023          3,525
    8,745    Tyler Health Facilities Dev. Corp.                                  5.25         7/01/2026          8,416
    4,500    Univ. of Texas Board of Regents (PRE)                               5.38         8/15/2017          4,885
    7,000    Univ. of Texas Board of Regents (PRE)                               5.25         7/01/2018          7,589
   12,605    Univ. of Texas Board of Regents                                     4.25         8/15/2025         11,825
   11,900    Univ. of Texas Board of Regents                                     4.25         8/15/2026         11,008
    1,795    Weatherford ISD (NBGA)                                              4.73(a)      2/15/2023            805
    1,795    Weatherford ISD (NBGA)                                              4.77(a)      2/15/2024            752
    5,970    Williamson County (INS)                                             5.13         2/15/2022          6,271
    1,385    Wylie ISD (NBGA)                                                    5.00(a)      8/15/2014          1,079
    1,690    Wylie ISD (NBGA)                                                    5.10(a)      8/15/2015          1,250
                                                                                                            ----------
                                                                                                               458,161
                                                                                                            ----------
             UTAH (0.2%)
    4,410    Intermountain Power Agency (INS)(ETM)                               5.00         7/01/2012          4,418
                                                                                                            ----------
             VERMONT (0.1%)
    3,000    Educational and Health Buildings Financing
                Agency (PRE)                                                     5.50         7/01/2018          3,057
                                                                                                            ----------
             VIRGINIA (2.5%)
    1,750    Albemarle County IDA                                                5.00         1/01/2024          1,597
    2,290    College Building Auth.                                              5.00         6/01/2021          2,237
   11,280    College Building Auth.                                              5.00         6/01/2026         10,569
    1,775    Commonwealth Housing Dev. Auth.                                     4.35         1/01/2017          1,794
    1,810    Commonwealth Housing Dev. Auth.                                     4.35         7/01/2017          1,828
   15,570    Farms of New Kent Community Dev. Auth.                              5.13         3/01/2036         10,787

36

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2008

PRINCIPAL                                                                      COUPON             FINAL         MARKET
   AMOUNT    SECURITY                                                            RATE          MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------------
  $ 3,889    Peninsula Town Center Community Dev. Auth.                          5.80%        9/01/2017     $    3,664
    6,752    Peninsula Town Center Community Dev. Auth.                          6.25         9/01/2024          6,155
    5,378    Peninsula Town Center Community Dev. Auth.                          6.35         9/01/2028          4,853
    5,510    Public School Auth.                                                 5.00         8/01/2017          5,811
   10,000    Public School Auth. (PRE)                                           5.13         8/01/2019         10,534
    5,000    Richmond Convention Center Auth. (PRE)                              6.13         6/15/2020          5,453
    1,000    Small Business Financing Auth.                                      5.13         9/01/2022            966
                                                                                                            ----------
                                                                                                                66,248
                                                                                                            ----------
             WASHINGTON (0.9%)
    2,500    Health Care Facilities Auth. (INS)                                  5.25         8/15/2017          2,531
    2,500    Health Care Facilities Auth. (INS)                                  5.30         8/15/2018          2,526
    1,800    Health Care Facilities Auth. (INS)                                  5.00        12/01/2023          1,756
    2,000    Health Care Facilities Auth. (INS)                                  5.00        12/01/2024          1,941
    2,310    Health Care Facilities Auth. (INS)                                  5.00        12/01/2025          2,229
    4,715    Higher Education Facilities Auth. (PRE)                             5.20        10/01/2017          4,762
    1,470    Higher Education Facilities Auth.                                   5.20        10/01/2017          1,486
    2,000    Housing Finance Commission (INS)                                    5.88         7/01/2019          2,042
    5,000    King County Housing Auth. (INS)                                     5.20         7/01/2018          5,006
                                                                                                            ----------
                                                                                                                24,279
                                                                                                            ----------
             WISCONSIN (1.1%)
    4,130    Health and Educational Facilities Auth. (INS)                       5.25         8/15/2012          4,165
    5,000    Health and Educational Facilities Auth. (INS)                       5.13         8/15/2020          5,118
    8,300    Health and Educational Facilities Auth.                             5.13         2/15/2026          7,876
    3,870    Housing and EDA                                                     4.85         9/01/2017          3,966
    1,345    Kaukauna Area School District (INS)                                 4.85         3/01/2017          1,409
    6,000    Sheboygan (INS)                                                     5.00         9/01/2015          6,070
                                                                                                            ----------
                                                                                                                28,604
                                                                                                            ----------
             Total Fixed-Rate Instruments (cost: $2,445,471)                                                 2,412,887
                                                                                                            ----------

             PUT BONDS (5.0%)

             CALIFORNIA (0.7%)
    3,000    Health Facilities Financing Auth.                                   4.95         7/01/2026          3,143
    7,500    Statewide Communities Dev. Auth.(d)                                 5.25         5/15/2025          7,445
    8,270    Statewide Communities Dev. Auth.                                    4.70        11/01/2036          8,505
                                                                                                            ----------
                                                                                                                19,093
                                                                                                            ----------
             GEORGIA (0.3%)
    8,495    DeKalb County Housing Auth.                                         4.70        10/01/2031          8,685
                                                                                                            ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2008

PRINCIPAL                                                                      COUPON             FINAL         MARKET
   AMOUNT    SECURITY                                                            RATE          MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------------
             ILLINOIS (1.2%)
  $15,000    Chicago                                                             4.75%        3/01/2030     $   15,358
   10,000    Educational Facilities Auth.                                        4.45         3/01/2034         10,157
    7,500    Educational Facilities Auth.                                        4.75        11/01/2036          7,694
                                                                                                            ----------
                                                                                                                33,209
                                                                                                            ----------
             MICHIGAN (1.0%)
   15,000    Monroe County EDC (INS)                                             4.65        10/01/2024         15,509
   10,550    Strategic Fund (INS)                                                4.85         9/01/2030         11,009
                                                                                                            ----------
                                                                                                                26,518
                                                                                                            ----------
             MONTANA (0.2%)
    5,000    Forsyth (INS)                                                       5.00        10/01/2032          5,046
                                                                                                            ----------
             NEW YORK (0.3%)
    8,500    Hempstead                                                           5.00        12/01/2010          8,479
                                                                                                            ----------
             TENNESSEE (0.1%)
    2,075    Knox County Health, Educational, and Housing
                Facilities Board (NBGA)                                          4.90         6/01/2031          2,177
                                                                                                            ----------
             TEXAS (0.8%)
    3,510    Beaumont MFH Finance Corp. (NBGA)                                   4.70        12/15/2031          3,621
    5,250    Gateway Public Facility Corp. (NBGA)                                4.55         7/01/2034          5,357
    7,500    Matagorda County Navigation District No. One                        5.13         6/01/2030          7,482
    3,620    Montgomery County Housing Finance
                Corp. (NBGA)                                                     4.85         6/01/2031          3,700
                                                                                                            ----------
                                                                                                                20,160
                                                                                                            ----------
             WISCONSIN (0.4%)
    9,000    Madison                                                             4.88        10/01/2027          9,403
                                                                                                            ----------
             Total Put Bonds (cost: $129,895)                                                                  132,770
                                                                                                            ----------

             PERIODIC AUCTION RESET BONDS (1.0%)

             CALIFORNIA (0.6%)
   15,200    Statewide Communities Dev. Auth. (INS)                              7.95        12/01/2028         15,200
                                                                                                            ----------
             ILLINOIS (0.2%)
    5,195    State Finance Auth. (INS)                                          12.00         7/01/2025          5,195
                                                                                                            ----------

38

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2008

PRINCIPAL                                                                      COUPON             FINAL         MARKET
   AMOUNT    SECURITY                                                            RATE          MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------------
             OKLAHOMA (0.2%)
  $ 5,900    Tulsa County Industrial Auth., acquired
                7/20/2006; cost $5,900(e)                                        5.53%        1/01/2039     $    5,900
                                                                                                            ----------
             Total Periodic Auction Reset Bonds (cost: $26,295)                                                 26,295
                                                                                                            ----------

             VARIABLE-RATE DEMAND NOTES (2.7%)

             ALABAMA (0.5%)
   12,250    McIntosh IDB                                                        6.00         7/01/2028         12,250
                                                                                                            ----------
             CALIFORNIA (0.3%)
    9,000    Richmond Joint Powers Financing Auth. (INS)(LIQ)                    9.00         8/01/2037          9,000
                                                                                                            ----------
             MICHIGAN (0.5%)
   14,200    Strategic Fund                                                      7.00         12/01/2008        14,200
                                                                                                            ----------
             NORTH CAROLINA (0.2%)
    5,000    Medical Care Commission (LIQ)(INS)                                  6.00         11/15/2009         5,000
                                                                                                            ----------
             PENNSYLVANIA (0.7%)
   15,000    Harrisburg Auth. (NBGA)                                            10.00          7/15/2029        15,000
    5,100    Montgomery County IDA (LIQ)(INS)                                    6.00         11/15/2029         5,100
                                                                                                            ----------
                                                                                                                20,100
                                                                                                            ----------
             TEXAS (0.5%)
   12,485    Tarrant County Health Facilities Dev.
                Corp. (LIQ)(INS)                                                 6.70          8/15/2032        12,485
                                                                                                            ----------
             Total Variable-Rate Demand Notes (cost: $73,035)                                                   73,035
                                                                                                            ----------

             TOTAL INVESTMENTS (COST: $2,674,696)                                                           $2,644,987
                                                                                                            ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2008

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

         (c) At March 31, 2008, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

         (d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (e) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at March 31, 2008, was $8,863,000, which represented 0.3% of the Fund's net assets.

         (f) At March 31, 2008, the aggregate market value of securities purchased on a when-issued basis was $2,647,000.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

40

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2008

ASSETS
   Investments in securities, at market value (cost of $2,674,696)     $2,644,987
   Cash                                                                       205
   Receivables:
      Capital shares sold                                                   2,122
      Interest                                                             35,379
      Securities sold                                                       1,914
                                                                       ----------
         Total assets                                                   2,684,607
                                                                       ----------
LIABILITIES
   Payables:
      Securities purchased                                                  2,601
      Capital shares redeemed                                               1,339
      Dividends on capital shares                                           2,136
   Accrued management fees                                                    536
   Accrued transfer agent's fees                                                8
   Other accrued expenses and payables                                         60
                                                                       ----------
         Total liabilities                                                  6,680
                                                                       ----------
            Net assets applicable to capital shares outstanding        $2,677,927
                                                                       ==========

NET ASSETS CONSIST OF:
   Paid-in capital                                                     $2,705,069
   Accumulated net realized gain on investments                             2,567
   Net unrealized depreciation of investments                             (29,709)
                                                                       ----------
            Net assets applicable to capital shares outstanding        $2,677,927
                                                                       ==========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                            211,908
                                                                       ==========
   Net asset value, redemption price, and offering price per share     $    12.64
                                                                       ==========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
YEAR ENDED MARCH 31, 2008

INVESTMENT INCOME
   Interest income                                                     $ 135,254
                                                                       ---------
EXPENSES
   Management fees                                                         8,427
   Administration and servicing fees                                       4,180
   Transfer agent's fees                                                   1,047
   Custody and accounting fees                                               382
   Postage                                                                    75
   Shareholder reporting fees                                                 25
   Trustees' fees                                                              9
   Registration fees                                                          51
   Professional fees                                                          78
   Other                                                                      37
                                                                       ---------
      Total expenses                                                      14,311
   Expenses paid indirectly                                                 (356)
                                                                       ---------
      Net expenses                                                        13,955
                                                                       ---------
NET INVESTMENT INCOME                                                    121,299
                                                                       ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain                                                       2,567
   Change in net unrealized appreciation/depreciation                   (111,113)
                                                                       ---------
      Net realized and unrealized loss                                  (108,546)
                                                                       ---------
   Increase in net assets resulting from operations                    $  12,753
                                                                       =========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

42

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
YEARS ENDED MARCH 31,

                                                                    2008            2007
                                                              --------------------------
FROM OPERATIONS
   Net investment income                                      $  121,299      $  116,410
   Net realized gain on investments                                2,567           6,609
   Change in net unrealized appreciation/depreciation
      of investments                                            (111,113)         15,513
                                                              --------------------------
      Increase in net assets resulting from operations            12,753         138,532
                                                              --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                        (121,299)       (116,410)
   Net realized gains                                             (5,180)           (899)
                                                              --------------------------
      Distributions to shareholders                             (126,479)       (117,309)
                                                              --------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                     330,779         322,083
   Reinvested dividends                                           98,809          88,746
   Cost of shares redeemed                                      (468,125)       (384,473)
                                                              --------------------------
      Increase (decrease) in net assets from
         capital share transactions                              (38,537)         26,356
                                                              --------------------------
   Net increase (decrease) in net assets                        (152,263)         47,579

NET ASSETS
   Beginning of year                                           2,830,190       2,782,611
                                                              --------------------------
   End of year                                                $2,677,927      $2,830,190
                                                              ==========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                    25,587          24,508
   Shares issued for dividends reinvested                          7,669           6,753
   Shares redeemed                                               (36,264)        (29,293)
                                                              --------------------------
      Increase (decrease) in shares outstanding                   (3,008)          1,968
                                                              ==========================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2008

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this annual report pertains only to the USAA Tax Exempt Intermediate-Term Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Short-term  securities with original or remaining maturities of
                 60 days or less may be valued at amortized cost, which approximates market value.

              3. Securities   for  which  market   quotations  are  not  readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2008

                 primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value
                 (NAV) to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2008

           D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of March 31, 2008, net outstanding delayed-delivery commitments, including interest purchased, for the Fund were $2,601,000, all of which were when-issued securities.

           E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended March 31, 2008, these custodian and other bank credits reduced the Fund's expenses by $356,000.

           F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2008

           G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the year ended March 31, 2008, the Fund paid CAPCO facility fees of $4,000, which represents 7.1% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended March 31, 2008.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2008

         accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book-basis and tax-basis accounting for capital gain distributions resulted in reclassifications to the statement of assets and liabilities to increase paid-in capital and decrease accumulated net realized gain on investments by $2,000. This reclassification has no effect on net assets.

         The tax character of distributions paid during the years ended March 31, 2008, and 2007, was as follows:

                                                    2008               2007
                                                -------------------------------
         Tax-exempt income                      $121,299,000       $116,410,000
         Ordinary income*                             83,000                  -
         Net long-term capital gains               5,099,000            899,000

         * Represents short-term realized capital gains, which are taxable as ordinary income.

         As of March 31, 2008, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed tax-exempt income                            $ 2,086,000
         Undistributed long-term capital gains                        2,567,000
         Unrealized depreciation                                    (29,709,000)

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

48

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2008

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended March 31, 2008, were $570,632,000 and $638,571,000, respectively.

         As of March 31, 2008, the cost of securities, including short-term securities, for federal income tax purposes, was $2,674,696,000.

         Gross unrealized appreciation and depreciation of investments as of March 31, 2008, for federal income tax purposes, were $46,323,000 and $76,032,000, respectively, resulting in net unrealized depreciation of $29,709,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Intermediate Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Intermediate Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period,

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2008

              which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Intermediate Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the year ended March 31, 2008, the Fund incurred total management fees, paid or payable to the Manager, of $8,427,000, which included a performance adjustment of $624,000 that increased the effective base management fee of 0.28% by 0.02%.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended March 31, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $4,180,000.

50

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2008

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended March 31, 2008, the Fund reimbursed the Manager $45,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended March 31, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,047,000.

           D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the year ended March 31, 2008, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees,

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2008

         purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                                              NET REALIZED
                                                                COST TO         GAIN TO
                   SELLER                   PURCHASER          PURCHASER        SELLER
         ---------------------------------------------------------------------------------
         USAA Tax Exempt                USAA Tax Exempt
            Intermediate-Term Fund         Short-Term Fund     $1,600,000         $0*

         * Amount is less than $500.

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The Fund adopted FIN 48 effective April 1, 2007, and has applied it to all open tax years as of the effective date. The Manager has determined that the adoption of FIN 48 has not resulted in a material impact to the Fund's net assets, results of operations, or financial statement disclosures.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS (FAS) NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS
              157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for

52

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2008

              measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2008, the Manager does not believe the adoption of FAS 157 will impact the amounts reported in the Fund's financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
              159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated FAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

           D. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - AN AMENDMENT OF FASB STATEMENT NO. 133" (FAS 161) - In March 2008, FASB issued FAS 161. In summary, FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2008

              about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 161 on the Fund's financial statement disclosures.

54

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2008

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                     YEAR ENDED MARCH 31,
                                      ---------------------------------------------------------------------------------
                                            2008             2007               2006              2005             2004
                                      ---------------------------------------------------------------------------------
Net asset value at
   beginning of period                $    13.17       $    13.07         $    13.16        $    13.42       $    13.34
                                      ---------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                     .56              .55                .55               .57              .61
   Net realized and unrealized
      gain (loss)                           (.51)             .10               (.07)             (.24)             .08
                                      ---------------------------------------------------------------------------------
Total from investment operations             .05              .65                .48               .33              .69
                                      ---------------------------------------------------------------------------------
Less distributions from:
   Net investment income                    (.56)            (.55)              (.55)             (.57)            (.61)

   Realized capital gains                   (.02)            (.00)(a)           (.02)             (.02)               -
                                      ---------------------------------------------------------------------------------
Total distributions                         (.58)            (.55)              (.57)             (.59)            (.61)
                                      ---------------------------------------------------------------------------------
Net asset value at end of period      $    12.64       $    13.17         $    13.07        $    13.16       $    13.42
                                      =================================================================================

Total return (%)*                            .44             5.10(b)            3.69              2.51             5.32
Net assets at end of period (000)     $2,677,927       $2,830,190         $2,782,611        $2,696,781       $2,642,692
Ratios to average net assets:**
   Expenses (%)(c)                           .51              .56(b)             .55               .55              .51
   Net investment income (%)                4.35             4.19               4.15              4.28             4.58
Portfolio turnover (%)                        21               23                 22                21               23

  * Assumes  reinvestment of all net investment income and realized capital gain distributions  during the period.
 ** For the year ended March 31, 2008, average  net assets were $2,786,314,000.
(a) Represents less than $0.01 per share.
(b) For the year ended March 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the  transfer  agency fees  incurred.  The  reimbursement  had no effect on the  Fund's  total  return or ratio of  expenses  to  average  net assets.
(c) Reflects  total  operating  expenses  of the Fund before  reductions  of any expenses paid indirectly.  The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                            (.01%)           (.00%)(+)          (.00%)(+)         (.00%)(+)        (.00%)(+)

    + Represents less than 0.01% of average net assets.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2008

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2007, through March 31, 2008.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

56

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
MARCH 31, 2008

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                       EXPENSES PAID
                                             BEGINNING              ENDING             DURING PERIOD*
                                           ACCOUNT VALUE         ACCOUNT VALUE        OCTOBER 1, 2007 -
                                          OCTOBER 1, 2007        MARCH 31, 2008        MARCH 31, 2008
                                          -------------------------------------------------------------
         Actual                              $1,000.00              $ 997.70                $2.35

         Hypothetical
            (5% return before expenses)       1,000.00              1,022.65                 2.38

         *Expenses are equal to the Fund's annualized expense ratio of 0.47%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of (0.23)% for the six-month period of October 1, 2007, through March 31, 2008.

 T R U S T E E S '  A N D  O F F I C E R S '
===================-------------------------------------------------------------
                    INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

         The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

         Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 39 individual funds as of March 31, 2008. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Trustees, you may call (800) 531-USAA to request a free copy of the funds' statement of additional information (SAI).

58

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

         CHRISTOPHER W. CLAUS (2, 4)
         Trustee
         Born: December 1960
         Year of Election or Appointment: 2001

         President, Financial Services Group, USAA (1/07-present); President and Chair of the Board of Directors, IMCO (2/08-present); President, USAA Financial Advisors, Inc. (FAI) (12/07-present); Chair of the Board of Directors and Chief Investment Officer, IMCO (1/07-2/08); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. Mr. Claus is also a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN (3, 4, 5, 6)
         Trustee
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THE TRUSTEE IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED TRUSTEES IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         ROBERT L. MASON, PH.D. (3, 4, 5, 6)
         Trustee
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         BARBARA B. OSTDIEK, PH.D. (3, 4, 5, 6)
         Trustee
         Born: March 1964
         Year of Election or Appointment: 2007

         Jesse H. Jones Graduate School of Management, Associate Professor of Management, Rice University (7/01-present) and Academic Director, El Paso Corporation Finance Center (7/02-present). Mrs. Ostdiek serves as a Trustee of the USAA family of funds. Mrs. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR (3, 4, 5, 6)
         Trustee
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

60

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         RICHARD A. ZUCKER (2, 3, 4, 5, 6)
         Trustee and Chair of the Board of Trustees
         Born: July 1943
         Year of Election or Appointment: 1992(+)

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (+) MR. ZUCKER WAS ELECTED AS CHAIR OF THE BOARD IN 2005.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present).

         RONALD B. SWEET
         Vice President
         Born: November 1962
         Year of Appointment: 2006

         Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for Life, IMCO, FAI, FPS, and SAS.

         ROBERTO GALINDO, JR.
         Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant    Vice     President,     Portfolio     Accounting/Financial
         Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

         (1) INDICATES  THOSE  OFFICERS  WHO ARE  EMPLOYEES  OF USAA  INVESTMENT
             MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

62

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present);
         Assistant  Vice  President,   Investment  Management  Administration  &
         Compliance, USAA (12/02-9/04).

         ROSE URBANCZYK
         Assistant Treasurer
         Born: June 1961
         Year of Appointment: 2008

         Executive Director, Finance, Senior Financial Officer, IMCO (11/07-present); Senior Financial Officer and Treasurer, FAI (4/07-present); Executive Director, Finance, Senior Financial Officer and Treasurer, FPS (8/06-present); Executive Director, Enterprise Planning & Performance Management (3/03-8/06); Director, Accounting/Financial, Corporate Financial Reporting, Planning & Analysis IMCO (2/01-10/06).

                  TRUSTEES    Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Barbara B. Ostdiek, Ph.D.
                              Michael F. Reimherr
                              Richard A. Zucker

--------------------------------------------------------------------------------

            ADMINISTRATOR,    USAA Investment Management Company
       INVESTMENT ADVISER,    P.O. Box 659453
          UNDERWRITER, AND    San Antonio, Texas 78265-9825
               DISTRIBUTOR

--------------------------------------------------------------------------------

            TRANSFER AGENT    USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

--------------------------------------------------------------------------------

             CUSTODIAN AND    State Street Bank and Trust Company
          ACCOUNTING AGENT    P.O. Box 1713
                              Boston, Massachusetts 02105

--------------------------------------------------------------------------------

               INDEPENDENT    Ernst & Young LLP
         REGISTERED PUBLIC    100 West Houston St., Suite 1800
           ACCOUNTING FIRM    San Antonio, Texas 78205

--------------------------------------------------------------------------------

               MUTUAL FUND    LEARN MORE ONLINE NOW
        SELF-SERVICE  24/7    At "Products   &  Services" click
              AT  USAA.COM    "Investments" then "Mutual Funds"

                  OR  CALL    View  account  balance,  transactions, fund
             (800)531-USAA    prices; or exchange/redeem fund shares.
                              Go to "My Accounts" then "Investments"

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE AT NO CHARGE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                    U.S.
                                                                   Postage
                                                                   P A I D
                                                                    USAA
                                                                -------------
   GO PAPERLESS!
   Get USAA documents online.
   At USAA.COM click: DOCUMENTS

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40857-0508                                   (C)2008, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 20, 2007, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

In 2006, the Trustee designated as the Board's audit committee financial expert resigned from the Board. The Board has not determined that another Trustee qualifies as an audit committee financial expert. The Board is seeking a replacement and will consider a candidate's qualifications to become the audit committee financial expert as a factor in the evaluation process.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 39 funds in all. Only 12 funds of the Registrant have a fiscal year-end of March 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended March 31, 2008 and 2007 were $249,620 and $240,010, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended March 31, 2008 and 2007 were $64,375 and $55,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

------------------------------------------------------------------
               Review of Federal,
               State and City       Quarterly
               Income and tax       Diversification
               returns and excise   Review under
               tax calculations     Subchapter M            TOTAL
------------------------------------------------------------------
FYE 03-31-2008     $ 0                $    0                $    0
FYE 03-31-2007     $ 0                $4,027                $4,027
------------------------------------------------------------------
TOTAL              $ 0                $4,027                $4,027
------------------------------------------------------------------

All tax service fees were preapproved by the Audit Committee.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended March 31, 2008 and 2007.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for March 31, 2008 and 2007 were $106,475 and $93,587, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2008 and 2007 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:




                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
            - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
            - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
            - compliance with applicable laws and governmental rules and regulations;
            - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
            -     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the Chair/CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the
              USAA Funds' and IMCO's operating policies and procedures.
         -    A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         -    A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.     REQUIRED REPORTS

                -     EACH COVERED OFFICER MUST:
                      - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                      - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -     THE CHIEF LEGAL OFFICER MUST:
                      - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                      - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

               - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
               - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
               - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
               - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.
                  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or
                  (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the affected Trust's Chief Legal Officer or the Chairman of the Board of Trustees.



Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2007




                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------

                                   PRESIDENT
                                   TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended March 31, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    MAY 26, 2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    May 30, 2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    May 28, 2008
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*Print the name and title of each signing officer under his or her signature.